ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	As of
	June 30, 2025	December 31, 2024
Accounts receivable	$2,499,902	$1,506,894